LONG-TERM DEBT AND CREDIT FACILITY (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

	Notes	December 31, 2021	December 31, 2020
5.75% senior notes	(a)	$445.7	$438.6
Equipment loans	(c)	18.7	28.0
		$464.4	$466.6
Current portion of long-term debt		$7.5	$7.9
Non-current portion of long-term debt		456.9	458.7
		$464.4	$466.6

Contractual maturities of notes
The following are the contractual maturities related to the Notes, including interest payments:

	Payments due by period
Notes balance as at	Carrying amount[1]	Contractual cash flows	<1 yr	1-2 yrs	3-4 yrs	>4 yrs
December 31, 2021	$450.0	$631.1	$25.9	$51.8	$51.8	$501.6
December 31, 2020	$450.0	$658.7	$27.5	$51.8	$51.8	$527.6
1.The carrying amount of the long-term debt excludes unamortized deferred transaction costs of $6.3 million as at December 31, 2021 (December 31, 2020 – $7.2 million) and the embedded derivative.
The following are the contractual maturities related to the equipment loans, including interest payments:

	Payments due by period
Equipment loans balance as at	Carrying amount[1]	Contractual cash flows	<1 yr	1-2 yrs	3-4 yrs	>4 yrs
December 31, 2021	$18.9	$20.5	$8.5	$12.0	$—	$—
December 31, 2020	$28.2	$31.3	$9.4	$17.9	$4.0	$—
1.The carrying amount of the long-term debt excludes unamortized deferred transaction costs of $0.2 million as at December 31, 2021 (December 31, 2020 – $0.2 million).